Effect of Dilutive Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Basic weighted average shares outstanding	4,868,263	4,857,798	4,842,353
Dilutive effect of stock options	1,504	8,067	6,456
Dilutive weighted average shares outstanding	4,869,767	4,865,865	4,848,809
Net income	$ 7,149,860	$ 6,783,999	$ 7,217,847
Net income per share-basic	$ 1.47	$ 1.40	$ 1.49
Net income per share-diluted	$ 1.47	$ 1.39	$ 1.49